Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Stock option transactions under the Omnibus Plan for 2011, 2012, and 2013 are as follows:

	Options	Weighted Average Exercise Price	Exercisable
Balance, December 31, 2010	21,826,954	$13.52	16,241,130
Granted	25,000	15.62
Exercised	(1,068,934)	7.31
Canceled	(150,999)	20.04
Balance, December 31, 2011	20,632,021	$13.79	18,704,618
Granted	769,693	22.59
Exercised	(12,358,474)	12.49
Canceled	(76,166)	22.69
Balance, December 31, 2012	8,967,074	$16.27	8,147,381
Granted	3,712,416	27.90
Exercised	(3,267,937)	18.28
Canceled	(52,813)	22.59
Balance, December 31, 2013	9,358,740	$20.15	5,180,504

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
Restricted stock transactions under the Omnibus Plan in 2011, 2012, and 2013 are as follows:

	Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2010	2,666,901	$13.20
Granted	1,645,246	15.62
Canceled	(46,433)	14.75
Vested	(1,253,058)	12.51
Balance, December 31, 2011	3,012,656	$14.78
Granted	1,332,222	22.59
Canceled	(17,840)	14.78
Vested	(1,402,300)	14.55
Balance, December 31, 2012	2,924,738	$18.46
Granted	650,728	27.90
Canceled	(8,116)	17.44
Vested	(1,654,278)	17.30
Balance, December 31, 2013	1,913,072	$22.68

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2013:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average	Weighted
		Remaining	Average			Remaining	Average
Range of	Number of	Contractual	Exercise	Intrinsic	Number of	Contractual	Exercise	Intrinsic
Exercise Prices	Options	Life	Price	Value	Options	Life	Price	Value
				(In millions)				(In millions)
$0.00 — $7.09	1,294,704	2.82	$7.09	$33	1,294,704	2.82	$7.09	$33
$7.10 — $13.64	1,891,704	1.85	13.64	36	1,891,704	1.85	13.64	36
$13.65 — $14.06	696,083	2.51	14.05	13	696,083	2.51	14.05	13
$14.07 — $18.14	76,667	2.49	17.87	1	68,333	2.20	18.14	1
$18.15 — $20.92	34,793	2.42	20.83	—	34,793	2.42	20.83	—
$20.93 — $22.59	709,123	5.64	22.59	7	251,637	5.27	22.59	3
$22.60 — $27.90	4,655,666	5.70	27.00	25	943,250	0.98	23.44	8
	9,358,740			$115	5,180,504			$94